Rule 497(j)
                                                     Registration No. 33-51688



GLICKENHAUS & CO.
6 East 43rd Street, 10th Floor
N w York, New York 10017
(212) 953-7532





                                         December 8, 1997


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                      Re: Empire State Municipal Exempt Trust, Guaranteed Series 89
                             File No. 33-51688

Gentlemen:

               As Sponsors of the above-referenced Trust, we are writing this letter to certify that:

               (1) the form of Prospectus that would have been filed under Rule 497(b) of the Securities Act of 1933, does not differ from that contained in the most recent Post-Effective Amendment to the Registration Statement on Form S-6 (the "Registration
Statement"), and

               (2) the text of the most recent Registration Statement was filed electronically with the Securities and Exchange Commission on November 25, 1997 and became effective November 28, 1997 pursuant to
Rule 485(b).

                                            Empire State Municipal Exempt Trust,
                                            Guaranteed Series 89


                                            GLICKENHAUS & CO.
                                            LEBENTHAL & CO. INC.


                                            By:_______________________________
                                                   Michael J. Lynch
                                                   as agent for the Sponsors

323641.1